Operating Leases - Rental Expenses (Details) - CNY (¥) ¥ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Operating Leases
Operating lease costs	¥ 262,078	¥ 284,110	¥ 348,878
Variable lease cost	¥ 0